Victory RS Large Cap Alpha Fund Expense Example - Victory RS Large Cap Alpha Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 661
Expense Example, with Redemption, 3 Years	845
Expense Example, with Redemption, 5 Years	1,044
Expense Example, with Redemption, 10 Years	1,618
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,486
Expense Example, with Redemption, 10 Years	2,762
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	$ 891